MARKETABLE SECURITIES (Tables)	0 Months Ended
Dec. 31, 2012
Marketable Securities Tables [Abstract]
Available-for-sale securities
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2012	$541	$533	$27	$19
December 31, 2011	$725	$836	$26	$137

Marketable securities
	December 31,
	2012	2011

	(U.S. $ in millions)
Cash and cash equivalents, mainly money market funds	$331	$75
Short-term investments	5	22
Other non-current	205	628
	$541	$725

Contractual maturities of debt securities
3) The contractual maturities of debt securities are as follows:
December 31,
2012

(U.S. $ in millions)
2013	$336
2014	0
2015	0
2016	0
2017	0
2018 and thereafter	133
$469